Above market acquired charters - Carrying Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Acquired Finite Lived Intangible Assets [Line Items]
Carrying amount, beginning of period	$ 47,720	$ 51,124	$ 51,124
Acquisitions	39,475		4,500
Amortization	(5,579)	(3,909)	(7,904)
Carrying amount, end of period	81,616		47,720
M/V Cape Agamemnon
Acquired Finite Lived Intangible Assets [Line Items]
Carrying amount, beginning of period	40,171	45,543	45,543
Acquisitions	0		0
Amortization	(2,656)		(5,372)
Carrying amount, end of period	37,515		40,171
M/T Assos
Acquired Finite Lived Intangible Assets [Line Items]
Carrying amount, beginning of period	3,093	5,581	5,581
Acquisitions	0		0
Amortization	(1,230)		(2,488)
Carrying amount, end of period	1,863		3,093
M/V Agamemnon
Acquired Finite Lived Intangible Assets [Line Items]
Carrying amount, beginning of period	2,227	0	0
Acquisitions	0		2,250
Amortization	(429)		(23)
Carrying amount, end of period	1,798		2,227
M/V Archimidis
Acquired Finite Lived Intangible Assets [Line Items]
Carrying amount, beginning of period	2,229	0	0
Acquisitions	0		2,250
Amortization	(396)		(21)
Carrying amount, end of period	1,833		2,229
M/V Aristotelis
Acquired Finite Lived Intangible Assets [Line Items]
Carrying amount, beginning of period	0	0	0
Acquisitions	19,707		0
Amortization	(471)		0
Carrying amount, end of period	19,236		0
M/V Attalos
Acquired Finite Lived Intangible Assets [Line Items]
Carrying amount, beginning of period	0	0	0
Acquisitions	19,768		0
Amortization	(397)		0
Carrying amount, end of period	$ 19,371		$ 0